Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Total capital requirement relating to leverage ratio
Capital base requirement	3.00%
Parent Company
Disclosure of credit risk exposure
On-balance sheet exposures	kr 258,985	kr 241,239
Off-balance sheet exposures	5,567	7,357
Total exposure measure	kr 264,552	kr 248,596
Leverage ratio	8.10%	8.40%
Total capital requirement relating to leverage ratio
Capital base requirement of 3 percent	kr 7,936	kr 7,458
Pillar 2 guidance	397	373
Total capital requirement relating to leverage ratio	kr 8,333	kr 7,831
Capital base requirement of 3 percent	3.00%	3.00%
Pillar 2 guidance	0.20%	0.20%
Total capital requirement relating to leverage ratio	3.20%	3.20%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%